UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-21102
THE HYPERION STRATEGIC MORTGAGE INCOME FUND, INC.
(Exact name of registrant as specified in charter)
THREE WORLD FINANCIAL CENTER
200 VESEY STREET, 10TH FLOOR
NEW YORK, NEW YORK 10281-1010
(Address of principal executive offices) (Zip code)
CLIFFORD E. LAI, PRESIDENT
THE HYPERION STRATEGIC MORTGAGE INCOME FUND, INC.
THREE WORLD FINANCIAL CENTER
200 VESEY STREET, 10TH FLOOR
NEW YORK, NEW YORK 10281-1010
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1 (800) Hyperion
Date of fiscal year end: November 30
Date of reporting period: May 31, 2006

Item 1. Reports to Shareholders.
THE HYPERION
STRATEGIC
MORTGAGE
INCOME
FUND, INC.
Semi-Annual Report
May 31, 2006

THE HYPERION STRATEGIC MORTGAGE INCOME FUND, INC.
Portfolio Composition (Unaudited)

The chart that follows shows the allocation of the Fund’s holdings by asset category as of May 31, 2006.

THE HYPERION STRATEGIC MORTGAGE INCOME FUND, INC.

Portfolio of Investments As of May 31, 2006*

*	As a percentage of total investments.

THE HYPERION STRATEGIC MORTGAGE INCOME FUND, INC.
Report of the Investment Advisor
For the Six Months Ended May 31, 2006

Dear Shareholder:

We welcome this opportunity to provide you with information about The Hyperion Strategic Mortgage Income Fund, Inc. (the “Fund”), for the semi-annual period ended May 31, 2006. The Fund is a closed-end bond fund whose shares are traded on the New York Stock Exchange (“NYSE”) under the symbol “HSM”.

Description of the Fund

The Fund is a diversified closed-end management investment company. The Fund’s primary investment objective is to provide a high level of current income by investing primarily in mortgage-backed securities that offer an attractive combination of credit quality, yield and maturity. The Fund’s secondary investment objective is to provide capital appreciation. Under normal market conditions, the Fund will invest at least 80% of its total assets in investment-grade mortgage-backed securities (“MBS”) including Agency MBS, Non-Agency Residential MBS (“RMBS”), and Commercial MBS (“CMBS”), and may invest up to 20% of its total assets in U.S. Government securities, cash or other short-term instruments.

Portfolio Performance

For the six month period ended May 31, 2006, shareholders realized a total investment return of 2.01%, which assumes the reinvestment of dividends and is exclusive of brokerage commissions. Based on the NYSE closing price of $12.42 on May 31, 2006, the Fund’s shares had a current yield of 8.70%.

As of May 31, 2006, the Fund, inclusive of the effect of leverage, was managed with an average duration (a bond’s duration is the weighted average number of years until maturity of all its cash flows, including coupon payments and principal) of 4.6 years, as measured on a net asset basis.

Market Environment

The economy has continued to drift sideways. Business indicators (ISM and the Chicago Purchasing Managers reports) indicate growth, hard commodity prices have soared (although they appear to have peaked), and consumer confidence remains above 100. However, new home sales have dipped, home inventories have risen, oil prices remain high, and interest rates continue to climb. Stocks are about unchanged for 2006.

The Fed raised the Fed Funds target rate four times during the last six months, most recently to 5.00% at the May 10 meeting (16 meetings in a row!). The market anticipates another 25 basis point hike at the upcoming August meeting but we expect that the Fed is towards the end of this tightening cycle.

Our sense is that Fed Chairman Bernanke is looking to demonstrate his resolve in fighting inflation (and to make sure that any U.S dollar weakness is moderate), so these last two tightening moves may be typical of the Fed overshooting on Fed Funds targeting.

We expect the impact of higher mortgage rates and energy prices to eventually have a negative impact on the consumer sector, which at 75% of GDP, would have a profound impact on the economy. We look for the economy to slow toward the end of third quarter, and expect the Fed to begin easing in the first quarter of 2007. (The average time between the last tightening of an interest rate cycle and the first ease of the next cycle has been nine months.)

The yield curve has shifted higher across all maturities throughout the last six months as the Fed tightened. Additionally, interest rates (and stock markets) have been rising around the globe as other central banks have raised funding rates. This has led to yield curve flattening in many markets. While increased geo-political issues (Iran, Venezuela) have increased the risk of longer maturity bonds, the global appetite for longer duration securities should keep longer dated Treasury yields from rising much further.

THE HYPERION STRATEGIC MORTGAGE INCOME FUND, INC.
Report of the Investment Advisor
For the Six Months Ended May 31, 2006

Portfolio Strategy

Credit spreads tightened in three key sectors (residential, commercial and corporate credit) during 2006 despite signals of economic weakness, reflecting the huge global pool of funds that may be invested. Foreign buyers have continued to recycle U.S. dollars (from our large trade deficit) back into the financial markets (thereby keeping our interest rates relatively low).

The most significant yield spread tightening occurred in the commercial mortgage backed securities (CMBS) market. We had increased our CMBS allocation in February, with the idea that the strength in the business sector (versus some anticipated weakness in the consumer sector) would increase demand for office space, hotels and industrial space, which are some of the core components of the CMBS market. That view proved correct and BBB- rated CMBS bonds are 60 basis points tighter than at year-end. We remain fans of CMBS as those bonds are better insulated from many of the “shareholder friendly” corporate actions (e.g. MBO, share-buybacks, increase in leverage) that plagues the corporate credit sector.

We continue to position the Fund with an “up-in-credit” bias. Our AAA rated exposure remains in excess of 53%.

The Fund remains nearly fully leveraged (with a maximum of 50% of net assets by charter) to take advantage of the yield premium afforded by some of the mortgage-related credit sectors. We have kept some buying power in reserve should credit spreads widen.

The Fund’s exposure to increases in financing costs had been almost fully hedged (either through buying floaters or by using interest rate swaps) for the last year. In anticipation that the Fed is near the end of this tightening cycle, we have begun to leave some portion of the funding cost unhedged.

Similarly, given our view that longer maturity U.S Treasury interest rates are not likely to head much higher, we have extended the duration of the Fund slightly to about 4.6 years. Over time, higher interest rates will cause some extension in duration of the underlying assets, although much less than what we expect in the Agency MBS market. Our intention is to manage the duration toward a target of 4.5 to 5.0 years during the summer.

THE HYPERION STRATEGIC MORTGAGE INCOME FUND, INC.
Report of the Investment Advisor
For the Six Months Ended May 31, 2006

Conclusion

We remain committed to the Fund and its shareholders. As always, we will continue to actively seek investment opportunities in the market and act on them in a timely fashion in an effort to achieve the Fund’s objectives. We welcome your questions and comments, and encourage you to contact our Shareholder Services Representatives at 1-800-HYPERION.

We appreciate the opportunity to serve your investment needs.

Sincerely,

CLIFFOR E. LAI President, The Hyperion Strategic Mortgage Income Fund, Inc. President and Chief Executive Officer, Hyperion Brookfield Asset Management, Inc.

JOHN H. DOLAN Vice President, The Hyperion Strategic Mortgage Income Fund, Inc. Chief Investment Officer, Hyperion Brookfield Asset Management, Inc.

THE HYPERION STRATEGIC MORTGAGE INCOME FUND, INC.
Portfolio of Investments – (Unaudited)
			Principal
May 31, 2006	Interest		Amount		Value
	Rate	Maturity	(000s)		(Note 2)

U.S. GOVERNMENT & AGENCY OBLIGATIONS – 73.9%

U.S. Government Agency Pass-Through Certificates – 56.1%
Federal Home Loan Mortgage Corporation

Pool A14559	6.50%	09/01/33	$1,935		$1,959,595

Pool C68878	7.00	06/01/32	462		474,063

Pool C69047	7.00	06/01/32	1,051		1,077,929

Pool G01466	9.50	12/01/22	1,185		1,287,282

Pool 555559	10.00	03/01/21	1,251		1,371,412

					6,170,281

Federal National Mortgage Association

TBA	5.50	07/01/33	5,000		4,810,940

TBA	6.00	07/01/26	5,000		4,932,810

Pool 694391	5.50	03/01/33	3,363		3,251,186

Pool 753914	5.50	12/01/33	7,911	@	7,648,039

Pool 754355	6.00	12/01/33	4,151		4,111,831

Pool 761836	6.00	06/01/33	3,147		3,118,261

Pool 763643	6.00	01/01/34	6,991	@	6,919,465

Pool 255413	6.50	10/01/34	8,105	@	8,180,973

Pool 323982	6.50	10/01/06	160		160,096

Pool 795367	6.50	09/01/34	3,715		3,749,609

Pool 809989	6.50	03/01/35	3,748	@	3,782,629

Pool 626299	7.00	06/01/32	408		418,800

Pool 635095	7.00	06/01/32	849		871,080

Pool 641575	7.00	04/01/32	278		285,487

Pool 645399	7.00	05/01/32	2,329		2,389,782

Pool 645466	7.00	05/01/32	2,388		2,450,115

Pool 650131	7.00	07/01/32	1,416		1,453,246

Pool 819251	7.50	05/01/35	3,290		3,411,828

Pool 398800	8.00	06/01/12	600		622,424

Pool 827854	8.00	10/01/29	2,223		2,365,130

Pool 636449	8.50	04/01/32	1,880		2,025,503

Pool 823757	8.50	10/01/29	3,254		3,503,277

Pool 458132	9.45	03/15/31	1,620		1,771,990

					72,234,501

Total U.S. Government Agency Pass-Through Certificates

(Cost – $80,590,111)					78,404,782

U.S. Treasury Obligations – 17.8% United States Treasury Notes

(Cost – $25,698,400)	4.50	02/15/16	26,100	@	24,840,884

Total U.S. Government & Agency Obligations

(Cost – $106,288,511)					103,245,666

ASSET-BACKED SECURITIES – 18.5%

Housing Related Asset-Backed Securities – 16.8%
Asset Backed Funding Certificates

Series 2005-AQ1, Class B1* (b)	5.75/6.25	06/25/35	993		838,125

Series 2005-AQ1, Class B2* (b)	5.75/6.25	06/25/35	1,050		871,964

					1,710,089

See notes to financial statements.

THE HYPERION STRATEGIC MORTGAGE INCOME FUND, INC.
Portfolio of Investments – (Unaudited)
				Principal
May 31, 2006	Interest			Amount	Value
	Rate		Maturity	(000s)	(Note 2)

ASSET-BACKED SECURITIES (continued)
Bank of America Funding Corp.

Series 2005-2, Class B4	5.66	%†	04/25/35	$869	$719,284

Series 2005-2, Class B5	5.66	†	04/25/35	695	448,610

Series 2005-2, Class B6	5.66	†	04/25/35	522	177,573

					1,345,467

First Franklin Mortgage Loan Asset Backed Certificates

Series 2004-FF8, Class B4*(a)	8.58	†	10/25/34	1,250	1,170,029

Series 2004-FFH2C, Class B1*(a)	8.58	†	06/25/34	1,250	1,207,236

					2,377,265

Green Tree Financial Corp.

Series 1997-3, Class M1	7.53		03/15/28	2,000	1,250,000

Series 1995-6, Class M1	8.10		09/15/26	4,325	4,411,889

					5,661,889

Harborview Mortgage Loan Trust

Series 2005-14, Class B4*	5.52	†	12/19/35	394	325,588

Series 2005-1, Class B4*(a)	6.83	†	03/19/35	629	536,721

Series 2005-1, Class B5*(a)	6.83	†	03/19/35	914	632,912

Series 2005-1, Class B6*(a)	6.83	†	03/19/35	1,144	228,738

Series 2005-2, Class B4*(a)	6.34	†	05/19/35	1,488	1,243,762

					2,967,721

Mid-State Trust

Series 2004-1, Class M2	8.11		08/15/37	1,450	1,470,864
Option One Mortgage Loan Trust

Series 2006-1, Class M7	6.23	†	01/25/36	3,000	3,026,280
Structured Asset Investment Loan Trust

Series 2004-11, Class M9(b)	5.00/5.50		01/25/35	1,900	1,787,792

Series 2004-4, Class B*(b)	5.00/5.50		04/25/34	1,500	1,356,797

Series 2004-8, Class B1(a)	7.58	†	09/25/34	1,000	956,127

					4,100,716

Structured Asset Securities Corporation

Series 2005-6, Class B5	5.34	†	05/25/35	493	384,182

Series 2005-6, Class B6	5.34	†	05/25/35	494	303,412

Series 2005-6, Class B7	5.34	†	05/25/35	345	103,569

					791,163

Total Housing Related Asset-Backed Securities

(Cost – $24,182,146)					23,451,454

Non-Housing Related Asset-Backed Securities – 1.7%
Airplanes Pass Through Trust
Series 1R, Class A8

(Cost – $2,099,032)	5.46	†	03/15/19	2,490	2,384,333

Total Asset-Backed Securities

(Cost – $26,281,178)					25,835,787

COMMERCIAL MORTGAGE BACKED SECURITIES – 23.0%
Banc America Commercial Mortgage, Inc.

Series 2006-1, Class J*	5.78		09/10/45	1,000	931,583

See notes to financial statements.

THE HYPERION STRATEGIC MORTGAGE INCOME FUND, INC.
Portfolio of Investments – (Unaudited)
				Principal
May 31, 2006	Interest			Amount	Value
	Rate		Maturity	(000s)	(Note 2)

COMMERCIAL MORTGAGE BACKED SECURITIES (continued)
Bear Stearns Commercial Mortgage Securities

Series 2006-PWR11, Class H*	5.63%		03/11/39	$1,100	$1,009,637

Series 1999-C1, Class D	6.53		02/14/31	2,500	2,541,275

Series 2000-WF1, Class E	7.90	†	02/15/32	2,000	2,119,860

					5,670,772

CD 2006 CD2

Series 2006-CD2, Class J*	5.48		01/11/46	1,000	915,732
Credit Suisse Mortgage Capital Certificates

Series 2006-C1, Class K*	5.56	†	02/15/16	2,358	2,179,704
GE Capital Commercial Mortgage Corp.

Series 2002-2A, Class G*	6.04		08/11/36	3,000	3,025,419

Series 2000-1, Class G*	6.13		01/15/33	1,000	574,200

Series 2002-2A, Class H*	6.31		08/11/36	2,000	2,050,462

					5,650,081

GMAC Commercial Mortgage Securities

Series 2006-CICTF, Class G*	5.44		01/24/45	2,500	2,350,775
JP Morgan Chase Commercial Mortgage Securities

Series 2003-LN1, Class G*	5.48	†	10/15/37	1,600	1,539,413

Series 2006-CIBC14, Class H*	5.54	†	12/12/44	1,211	1,117,282

					2,656,695

Morgan Stanley Capital I

Series 2004-HQ4, Class G*	5.53		09/14/14	1,000	948,157

Series 1999-FNV1, Class E	7.44	†	03/15/31	2,000	2,091,880

					3,040,037

Nationslink Funding Corp.

Series 1998-2, Class E	7.11		08/20/30	4,000	4,147,028
UBS 400 Atlantic Street Mortgage Trust

Series 2002-C1A, Class B3*	7.19		01/11/22	2,000	2,066,200
Wachovia Bank Commercial Mortgage Trust

Series 2005-C16, Class H*	5.30	†	10/15/41	2,000	1,847,032

Series 2004-WL4A, Class H*	5.93	†	10/15/15	700	700,181

					2,547,213

Total Commercial Mortgage Backed Securities

(Cost – $32,767,554)					32,155,820

NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES – 25.6%

Subordinated Collateralized Mortgage Obligations – 25.6%
Bank of America Alternative Loan Trust

Series 2004-3, Class 30B4*	5.50		04/25/34	988	801,339

Series 2004-3, Class 30B5	5.50		04/25/34	692	436,542

					1,237,881

Bank of America Mortgage Securities, Inc.

Series 2004-A, Class B4	3.91	†	02/25/34	2,032	1,887,625

Series 2003-10, Class 1B4	5.50		01/25/34	554	488,071

Series 2002-10, Class 1B3	6.00		11/25/32	1,431	1,381,527

					3,757,223

See notes to financial statements.

THE HYPERION STRATEGIC MORTGAGE INCOME FUND, INC.
Portfolio of Investments – (Unaudited)
				Principal
May 31, 2006	Interest			Amount	Value
	Rate		Maturity	(000s)	(Note 2)

NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES (continued)
Cendant Mortgage Corp.

Series 2002-4, Class B1	6.50%		07/25/32	$2,565	$2,542,804

Series 2002-4, Class B2	6.50		07/25/32	1,026	1,017,122

Series 2002-4, Class B3	6.50		07/25/32	598	592,418

Series 2002-4, Class B4	6.50		07/25/32	342	334,605

Series 2002-4, Class B5	6.50		07/25/32	256	232,216

Series 2002-4, Class B6*	6.50		07/25/32	342	273,550

					4,992,715

First Horizon Alternative Mortgage Securities

Series 2005-AA6, Class B4	5.46	†	08/25/35	849	696,614

Series 2005-AA6, Class B5	5.46	†	08/25/35	799	529,301

Series 2005-AA6, Class B6	5.46	†	08/25/35	499	124,788

					1,350,703

First Horizon Mortgage Pass-Through Trust

Series 2005-4, Class B4*	5.45	†	07/25/35	423	342,152

Series 2005-5, Class B4*	5.46	†	10/25/35	723	582,863

Series 2005-5, Class B5*	5.46	†	10/25/35	542	332,030

Series 2005-5, Class B6*	5.46	†	10/25/35	543	160,303

Series 2005-3, Class B4	5.50		06/25/35	453	367,123

					1,784,471

G3 Mortgage Reinsurance Ltd.

Series 1, Class E*	25.08	†	05/25/08	4,157	4,525,708
JP Morgan Mortgage Trust

Series 2003-A1, Class B4	4.48	†	10/25/33	534	456,753
Residential Finance Limited Partnership

Series 2002-A, Class B7	10.78	†	10/10/34	1,900	1,909,363
Residential Funding Mortgage Securities I, Inc.

Series 2004-S1, Class B2	5.25		02/25/34	448	289,071

Series 2003-S7, Class B2	5.50		05/25/33	523	201,194

Series 2003-S7, Class B3	5.50		05/25/33	317	210,628

Series 2006-SA1, Class B2*	5.67		02/25/36	825	618,513

Series 2006-SA1, Class B3*	5.67		02/25/36	687	250,741

					1,570,147

Resix Finance Limited Credit-Linked Note

Series 2005-C, Class B7*	8.18	†	09/10/37	1,982	1,974,655

Series 2004-C, Class B7*	8.58	†	09/10/36	977	986,819

Series 2004-B, Class B8*	9.83	†	02/10/36	791	803,345

Series 2003-CB1, Class B8*	11.83	†	06/10/35	952	982,465

Series 2004-B, Class B9*	13.33	†	02/10/36	1,212	1,245,669

Series 2004-A, Class B10*	16.58	†	02/10/36	484	498,374

					6,491,327

Structured Asset Mortgage Investments, Inc.

Series 2002-AR1, Class B4	6.06	†	03/25/32	480	470,814
Washington Mutual Mortgage Securities Corp.

Series 2002-AR12, Class B4	4.67	†	10/25/32	834	806,970

Series 2002-AR12, Class B5	4.67	†	10/25/32	626	612,612

Series 2002-AR12, Class B6	4.67	†	10/25/32	1,044	772,217

Series 2002-AR10, Class B4*	4.95	†	10/25/32	804	779,420

See notes to financial statements.

THE HYPERION STRATEGIC MORTGAGE INCOME FUND, INC.
Portfolio of Investments – (Unaudited)
				Principal
May 31, 2006	Interest			Amount	Value
	Rate		Maturity	(000s)	(Note 2)

NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES (continued)

Series 2002-AR10, Class B5*	4.95	%†	10/25/32	$603	$568,334

Series 2002-AR10, Class B6*	4.95	†	10/25/32	1,006	744,805

Series 2002-AR11, Class B5	5.12	†	10/25/32	516	504,235

Series 2002-AR11, Class B6	5.12	†	10/25/32	692	595,361

Series 2005-AR2, Class B10(a)	5.91	†	01/25/45	1,789	1,494,908

					6,878,862

Wells Fargo Mortgage Backed Securities Trust

Series 2002, Class B5	6.00		06/25/32	356	343,038

Total Subordinated Collateralized Mortgage Obligations

(Cost – $35,006,585)					35,769,005

Total Non-Agency Residential Mortgage Backed Securities

(Cost – $35,006,585)					35,769,005

SHORT TERM INVESTMENTS – 0.8%

Federal Home Loan Bank Discount Notes	4.93		06/02/06	1,000	999,863

United States Treasury Bills	0		06/15/06	50 #	49,908

Total Short Term Investments

(Cost – $1,049,777)					1,049,771

Total Investments – 141.8%

(Cost – $201,393,605)					198,056,049

Liabilities in Excess of Other Assets – (41.8)%					(58,352,408)

NET ASSETS – 100.0%					$139,703,641

@	—	Portion or entire principal amount delivered as collateral for reverse repurchase agreements. (Note 5)
†	—	Variable Rate Security: Interest rate is the rate in effect as of May 31, 2006.
*	—	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.
(a)	—	Security is a “step up” bond where coupon increases or steps up at a predetermined date. At that date these coupons increase to LIBOR plus a predetermined margin.
(b)	—	Security is a “step up” bond where coupon increases or steps up at a predetermined date. Rates shown are current coupon and next coupon rate when security steps up.
#	—	Portion or entire principal amount is held as collateral for open futures contracts.
TBA	—	Settlement is on a delayed delivery or when-issued basis with a final maturity To Be Announced.

See notes to financial statements.

THE HYPERION STRATEGIC MORTGAGE INCOME FUND, INC.
Statement of Assets and Liabilities – (Unaudited)
May 31, 2006

Assets:

Investments in securities, at market (cost $201,393,605) (Note 2)	$198,056,049

Cash	150,953

Interest receivable	1,203,268

Receivable for investments sold	9,694,362

Principal paydowns receivable	28,992

Unrealized appreciation on swap contracts (Note 7)	1,316,109

Prepaid expenses and other assets	50,186

Total assets	210,499,919

Liabilities:

Reverse repurchase agreements (Note 5)	50,906,125

Interest payable for reverse repurchase agreements (Note 5)	73,820

Payable for investments purchased	19,575,833

Investment advisory fee payable (Note 3)	77,319

Payable for variation margin	20,625

Administration fee payable (Note 3)	19,130

Directors’ fee payable	127

Accrued expenses and other liabilities	123,299

Total liabilities	70,796,278

Net Assets (equivalent to $13.77 per share based on 10,144,002 shares issued and outstanding)	$139,703,641

Composition of Net Assets:

Capital stock, at par value ($.01) (Note 6)	$101,440

Additional paid-in capital (Note 6)	144,148,737

Accumulated undistributed net investment income	1,520,888

Accumulated net realized loss	(4,012,317)

Net unrealized depreciation on investments, swap contracts and futures	(2,055,107)

Net assets applicable to capital stock outstanding	$139,703,641

See notes to financial statements.

THE HYPERION STRATEGIC MORTGAGE INCOME FUND, INC.
Statement of Operations – (Unaudited)
For the Six Months Ended May 31, 2006

Investment Income (Note 2):

Interest	$6,958,113

Expenses:

Investment advisory fee (Note 3)	458,028

Administration fee (Note 3)	140,932

Insurance	77,633

Custodian	36,031

Accounting and tax services	35,515

Reports to shareholders	36,426

Transfer agency	18,331

Directors’ fees	39,226

Legal	9,351

Registration fees	17,833

Miscellaneous	7,334

Total operating expenses	876,640

Interest expense on reverse repurchase agreements (Note 5)	1,297,391

Total expenses	2,174,031

Net investment income	4,784,082

Realized and Unrealized Gain (Loss) on Investments (Notes 2 and 7):

Net realized loss on:

Investment transactions	(717,966)

Futures transactions	(189,754)

Swap contracts	(52,687)

Net realized loss on investment transactions, futures transactions and swap contracts	(960,407)

Net change in unrealized appreciation/depreciation on:

Investments	(2,069,467)

Futures	(33,660)

Swap contracts	930,261

Net change in unrealized appreciation/depreciation on investments, futures and swap contracts	(1,172,866)

Net realized and unrealized loss on investments, futures and swap contracts	(2,133,273)

Net increase in net assets resulting from operations	$2,650,809

See notes to financial statements.

________________________________________________________________________________
THE HYPERION STRATEGIC MORTGAGE INCOME FUND, INC.
Statements of Changes in Net Assets

	For the Six Months
	Ended	For the Year
	May 31, 2006	Ended
	(Unaudited)	November 30, 2005

Increase (Decrease) in Net Assets Resulting from Operations:

Net investment income	$4,784,082	$11,748,542

Net realized loss on investment transactions, futures transactions and swap contracts	(960,407)	(290,021)

Net change in unrealized appreciation/depreciation on investments, futures and swap contracts	(1,172,866)	(4,359,745)

Net increase in net assets resulting from operations	2,650,809	7,098,776

Dividends to Shareholders (Note 2):

Net investment income	(5,477,761)	(12,233,207)

Capital Stock Transactions (Note 6):

Net asset value of shares issued through dividend reinvestment (0 and 1,366 shares, respectively)	—	19,808

Net increase from capital stock transactions	—	19,808

Total decrease in net assets	(2,826,952)	(5,114,623)

Net Assets:

Beginning of period	142,530,593	147,645,216

End of period (including undistributed net investment income of $1,520,888 and $1,739,109, respectively)	$139,703,641	$142,530,593

See notes to financial statements.

THE HYPERION STRATEGIC MORTGAGE INCOME FUND, INC.
Statement of Cash Flows – (Unaudited)
For the Six Months Ended May 31, 2006

Increase (Decrease) in Cash:

Cash flows provided by (used for) operating activities:

Net increase in net assets resulting from operations	$2,650,809

Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:

Purchases of long-term portfolio investments	(97,416,434)

Proceeds from disposition of long-term portfolio investments, principal paydowns, and securities sold short	104,715,599

Purchases of short-term portfolio investments, net	(999,864)

Increase in interest receivable	(248,237)

Increase in receivable for investments sold	(7,979,857)

Increase in prepaid expenses and other assets	(35,759)

Increase in variation margin payable	20,625

Increase in interest payable for reverse repurchase agreements	1,549

Increase in payable for investments purchased	14,619,205

Increase in investment advisory fee payable	1,130

Increase in administration fee payable	347

Decrease in accrued expenses and other liabilities	(30,367)

Net accretion on investments	(299,648)

Unrealized depreciation on investments	2,069,467

Unrealized appreciation on swaps	(930,261)

Net realized loss on investment transactions	717,966

Net cash provided by operating activities	16,856,270

Cash flows used for financing activities:

Net cash used for reverse repurchase agreements	(11,898,875)

Dividends paid to shareholders, net of reinvestments	(5,477,761)

Net cash used for financing activities	(17,376,636)

Net decrease in cash	(520,366)

Cash at beginning of period	671,319

Cash at end of period	$150,953

Interest payments for the six months ended May 31, 2006, totaled $1,290,842.

See notes to financial statements.

THE HYPERION STRATEGIC MORTGAGE INCOME FUND, INC.
Financial Highlights

	For the
	Six Months
	Ended		For the Year Ended November 30,
	May 31, 2006
	(Unaudited)		2005	2004	2003	2002@

Per Share Operating Performance:

Net asset value, beginning of period	$14.05		$14.56	$14.41	$14.10	$14.25	*

Net investment income	0.47		1.16	1.20	1.22	0.37

Net realized and unrealized gain (loss) on investments, short sales, futures transactions and swap contracts	(0.21)		(0.46)	0.25	0.39	(0.17)

Net increase in net asset value resulting from operations	0.26		0.70	1.45	1.61	0.20

Dividends from net investment income	(0.54)		(1.21)	(1.30)	(1.30)	(0.32)

Offering costs charged to additional paid-in-capital	—		—	—	—	(0.03)

Net asset value, end of period	$13.77		$14.05	$14.56	$14.41	$14.10

Market price, end of period	$12.4200		$12.7000	$14.6100	$14.6700	$13.6800

Total Investment Return+	1.98%	(1)	(5.20)%	9.10%	17.55%	(6.66	)%(1)

Ratios to Average Net Assets/ Supplementary Data:

Net assets, end of period (000’s)	$139,704		$142,531	$147,645	$146,180	$142,921

Operating expenses	1.24%	(2)	1.24%	1.25%	1.28%	1.23%	(2)

Interest expense	1.84%	(2)	1.45%	0.58%	0.51%	0.99%	(2)

Total expenses	3.08%	(2)	2.69%	1.83%	1.79%	2.22%	(2)

Net expenses	3.08%	(2)	2.69%	1.83%	1.79%	2.19%	(2)

Net investment income	6.79%	(2)	8.05%	8.23%	8.54%	7.48%	(2)

Portfolio turnover rate	48%	(1)	46%	65%	78%	70%	(1)

+	Total investment return is calculated assuming a purchase of common stock at the current market price on the first day and a sale at the current market price on the last day of the period reported. For the period ended November 30, 2002, total investment return is based on a beginning period price of $15.00 (initial offering price). Total investment return for subsequent periods is computed based upon the New York Stock Exchange market price of the Fund’s shares. Dividends and distributions, if any, are assumed for purposes of this calculation, to be reinvested at the prices obtained under the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions and is not annualized.

(1)	Not Annualized

(2)	Annualized

@	Commenced operations on July 26, 2002

*	Initial public offering of $15.00 per share less underwriting discount of $0.75 per share.

See notes to financial statements.

THE HYPERION STRATEGIC MORTGAGE INCOME FUND, INC.
Notes to Financial Statements – (Unaudited)
May 31, 2006

1.     The Fund

The Hyperion Strategic Mortgage Income Fund, Inc. (the “Fund”), which was incorporated under the laws of the State of Maryland on May 17, 2002, is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, closed-end management investment company. The Fund commenced operations on July 26, 2002. Prior to July 26, 2002, the Fund had no operations other than the sale of 7,018 shares for $100,000 to Hyperion Brookfield Asset Management, Inc. (formerly Hyperion Capital Management, Inc.) (the “Advisor”).

The Fund’s investment objective is to provide a high level of current income by investing primarily in mortgage-backed securities. No assurance can be given that the Fund’s investment objective will be achieved.

2.     Significant Accounting Policies

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Valuation of Investments: Where market quotations are readily available, securities held by the Fund are valued based upon the current bid price, except preferred stocks, which are valued based upon the closing price. Securities may be valued by independent pricing services that have been approved by the Board of Directors. The prices provided by a pricing service take into account broker dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities. The Fund values mortgage-backed securities (“MBS”) and other debt securities for which market quotations are not readily available (approximately 28% of the investments in securities held by the Fund at May 31, 2006) at their fair value as determined in good faith, utilizing procedures approved by the Board of Directors of the Fund, on the basis of information provided by dealers in such securities. Some of the general factors which may be considered in determining fair value include the fundamental analytic data relating to the investment and an evaluation of the forces which influence the market in which these securities are purchased and sold. Determination of fair value involves subjective judgment, as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction. Debt securities having a remaining maturity of sixty days or less when purchased and debt securities originally purchased with maturities in excess of sixty days but which currently have maturities of sixty days or less are valued at amortized cost.

The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry or region. The values of MBS can be significantly affected by changes in interest rates or in the financial condition of an issuer or market.

Options Written or Purchased: The Fund may write or purchase options as a method of hedging potential declines in similar underlying securities. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, also is treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the proceeds from the sale or cost of the purchase in determining whether the Fund has realized a gain or a loss on the investment transaction.

The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund purchases or writes options to hedge against adverse market movements or fluctuations in value caused by changes in interest rates. The Fund bears the risk in purchasing an option, to the extent of the premium paid, that it will expire without being exercised. If this occurs, the option expires worthless and the premium paid for the option is recognized as a realized loss. The risk associated with writing call options is that the Fund may forego the opportunity for a profit if the market value of the underlying position increases and the option is exercised. The Fund will only write call options on positions held in its portfolio. The risk in writing a put option is that the Fund may incur a loss if the market value of the

THE HYPERION STRATEGIC MORTGAGE INCOME FUND, INC.
Notes to Financial Statements – (Unaudited)
May 31, 2006

underlying position decreases and the option is exercised. In addition, the Fund bears the risk of not being able to enter into a closing transaction for written options as a result of an illiquid market.

Short Sales: The Fund may make short sales of securities as a method of hedging potential declines in similar securities owned. The Fund may have to pay a fee to borrow the particular securities and may be obligated to pay to the lender an amount equal to any payments received on such borrowed securities. A gain, limited to the amount at which the Fund sold the security short, or a loss, unlimited as to dollar amount, will be realized upon the termination of a short sale if the market price is less or greater than the proceeds originally received.

Financial Futures Contracts: A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin payments are made or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract.

The Fund invests in financial futures contracts to hedge against fluctuations in the value of portfolio securities caused by changes in prevailing market interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. The Fund is at risk that it may not be able to close out a transaction because of an illiquid market.

Swap agreements: The Fund may enter into interest rate swap agreements to manage its exposure to interest rates. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. The Fund will usually enter into interest rate swaps on a net basis, i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Swaps are marked to market based upon quotations from market makers and the change, if any, along with an accrual for periodic payments due or owed is recorded as unrealized gain or loss in the Statement of Operations. Net payments of interest on interest rate swap agreements are included as part of realized gain/loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or that there may be unfavorable changes in the fluctuation of interest rates. See Note 7 for a summary of all open swap agreements as of May 31, 2006.

When-Issued Purchases and Forward Commitments: The Fund may purchase securities on a “when-issued” basis and may purchase or sell securities on a “forward commitment” basis in order to hedge against anticipated changes in interest rates and prices and secure a favorable rate of return. When such transactions are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date, which can be a month or more after the date of the transaction. At the time the Fund makes the commitment to purchase securities on a when-issued or forward commitment basis it will record the transaction and thereafter reflect the value of such securities in determining its net asset value. At the time the Fund enters into a transaction on a when-issued or forward commitment basis, the Advisor will identify collateral consisting of cash or liquid securities equal to the value of the when-issued or forward commitment securities and will monitor the adequacy of such collateral on a daily basis. On the delivery date, the Fund will meet its obligations from securities that are then maturing or sales of the securities identified as collateral by the Advisor and/or from then available cash flow. When-issued securities and forward commitments may be sold prior to the settlement date. If the Fund disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it can incur a gain or loss due to market fluctuation. There is always a risk that the securities may not be delivered and that the Fund may incur a loss. Settlements in the ordinary course are not treated by the Fund as when-issued or forward commitment transactions and, accordingly, are not subject to the foregoing limitations even though some of the risks described above may be present in such transactions.

THE HYPERION STRATEGIC MORTGAGE INCOME FUND, INC.
Notes to Financial Statements – (Unaudited)
May 31, 2006

Securities Transactions and Investment Income: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are calculated on the identified cost basis. Interest income is recorded on the accrual basis. Discounts and premiums on securities are accreted and amortized, respectively, using the effective yield to maturity method.

Taxes: It is the Fund’s intention to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income or excise tax provision is required.

Dividends and Distributions: The Fund declares and pays dividends monthly from net investment income. Distributions of realized capital gains in excess of capital loss carryforwards are distributed at least annually. Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income and distributions from realized gains from investment transactions have been determined in accordance with Federal income tax regulations and may differ from net investment income and realized gains recorded by the Fund for financial reporting purposes. These differences, which could be temporary or permanent in nature, may result in reclassification of distributions; however, net investment income, net realized gains and net assets are not affected.

Cash Flow Information: The Fund invests in securities and distributes dividends and distributions which are paid in cash or are reinvested at the discretion of shareholders. These activities are reported in the Statement of Changes in Net Assets. Additional information on cash receipts and cash payments is presented in the Statement of Cash Flows. Cash, as used in the Statement of Cash Flows, is the amount reported as “Cash” in the Statement of Assets and Liabilities, and does not include short-term investments.

Accounting practices that do not affect reporting activities on a cash basis include carrying investments at value and accreting discounts and amortizing premiums on debt obligations.

Repurchase Agreements: The Fund, through its custodian, receives delivery of the underlying collateral, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. The Advisor is responsible for determining that the value of these underlying securities is sufficient at all times. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

3.     Investment Advisory Agreements and Affiliated Transactions

Pursuant to a transaction whereby Brascan Financial (U.S.) Corporation purchased all stock ownership of the holding company indirectly owning the Advisor as described in the Proxy Statement to Stockholders dated March 18, 2005 (the “Transaction”) the Fund entered into an Investment Advisory Agreement (the “New Investment Advisory Agreement”) with the Advisor on April 28, 2005. The Advisor is responsible for the management of the Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee at an annual rate of 0.65% of the Fund’s average weekly net assets. During the six months ended May 31, 2006, the Advisor earned $458,028 in investment advisory fees.

The Fund has entered into an Administration Agreement with Hyperion Brookfield Asset Management, Inc. (formerly Hyperion Capital Management, Inc.) (the “Administrator”). The Administrator entered into a sub-administration agreement with State Street Bank and Trust Company (the “Sub-Administrator”). The Administrator and Sub-Administrator perform administrative services necessary for the operation of the Fund, including maintaining certain books and records of the Fund and preparing reports and other documents required by federal, state, and other applicable laws and regulations, and providing the Fund with administrative office facilities. For these services, the Fund pays to the Administrator a monthly fee at an annual rate of 0.20% of the Fund’s average weekly net assets. During the six months ended May 31, 2006 the Administrator earned $140,932 in administration fees. The Administrator is responsible for any fees due the Sub-Administrator.

Certain officers and/or directors of the Fund are officers and/or directors of the Advisor and/or Administrator.

4.     Purchases and Sales of Investments

Purchases and sales of investments, excluding short-term securities, U.S. Government securities and reverse repurchase agreements, for the six months ended May 31, 2006, were $13,666,986 and $17,431,941, respectively. Purchases and sales of

THE HYPERION STRATEGIC MORTGAGE INCOME FUND, INC.
Notes to Financial Statements – (Unaudited)
May 31, 2006

U.S. Government securities, for the six months ended May 31, 2006, were $83,749,448 and $87,067,452, respectively. For purposes of this footnote, U.S. Government securities may include securities issued by the U.S. Treasury, Federal Home Loan Mortgage Corporation, and the Federal National Mortgage Association.

5.     Borrowings

The Fund may enter into reverse repurchase agreements with the same parties with whom it may enter into repurchase agreements. Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. Under the 1940 Act, reverse repurchase agreements will be regarded as a form of borrowing by the Fund unless, at the time it enters into a reverse repurchase agreement, it establishes and maintains a segregated account with its custodian containing securities from its portfolio having a value not less than the repurchase price (including accrued interest). The Fund has established and maintained such an account for each of its reverse repurchase agreements.

Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by the Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

At May 31, 2006, the Fund had the following reverse repurchase agreements outstanding:

		Maturity
Face Value	Description	Amount

$7,958,000	Goldman Sachs 5.06%, dated 05/11/06, maturity date 06/15/06	$7,997,149

22,204,875	Lehman Brothers 4.55%, dated 05/22/06, maturity date 06/05/06	22,244,165

2,876,250	Lehman Brothers 4.65%, dated 05/25/06, maturity date 06/05/06	2,880,337

7,427,000	Lehman Brothers 5.07%, dated 05/23/06, maturity date 06/22/06	7,458,379

3,694,000	Morgan Stanley 5.05%, dated 05/25/06, maturity date 06/27/06	3,711,100

6,746,000	Morgan Stanley 5.05%, dated 05/25/06, maturity date 06/13/06	6,763,980

$50,906,125

	Maturity Amount, Including Interest Payable	$51,055,110

	Market Value of Assets Sold Under Agreements	$51,371,989

	Weighted Average Interest Rate	4.81%

The average daily balance of reverse repurchase agreements outstanding during the six months ended May 31, 2006, was approximately $59,572,005 at a weighted average interest rate of 4.36%. The maximum amount of reverse repurchase agreements outstanding at any time during the period was $66,455,044 as of December 23, 2005, which was 32.09% of total assets.

6.     Capital Stock

There are 50 million shares of $0.01 par value common stock authorized. Of the 10,144,002 shares outstanding at May 31, 2006, the Advisor owned 7,018 shares.

In connection with the initial public offering of the Fund’s Shares, the Advisor made an undertaking to pay any offering costs in excess of $0.03 per common share. The Advisor has advised the Fund that such excess amounted to $482,964.

7.     Financial Instruments

The Fund regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, futures contracts and swap agreements and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions

THE HYPERION STRATEGIC MORTGAGE INCOME FUND, INC.
Notes to Financial Statements – (Unaudited)
May 31, 2006

are considered. During the period, the Fund had segregated sufficient cash and/or securities to cover any commitments under these contracts.

There was no written option activity for the six months ended May 31, 2006.

As of May 31, 2006, the following swap agreements were outstanding:

	Expiration		Net Unrealized
Notional Amount	Date	Description	Appreciation

$20,000,000	10/11/10	Agreement with Morgan Stanley Capital Services, Inc., dated 10/07/05 to pay semi-annually the notional amount multiplied by 4.716% and to receive quarterly the notional amount multiplied by 3 month USD-LIBOR-BBA.	$627,693
11,000,000	12/15/14	Agreement with Morgan Stanley Capital Services, Inc., dated 12/13/04 to pay semi-annually the notional amount multiplied by 4.555% and to receive quarterly the notional amount multiplied by 3 month USD-LIBOR-BBA.	688,416

			$1,316,109

As of May 31, 2006, the following futures contract was outstanding:

Long:

Notional			Cost at	Value at	Unrealized
Amount	Type	Expiration Date	Trade Date	May 31, 2006	Depreciation

$8,800,000	5 Yr. U.S. Treasury Note	September 2006	$9,151,285	$9,117,625	$(33,660)

8.     Federal Income Tax Information

The below information is based upon financial data and book/tax differences as of May 31, 2006. As a result, the amounts provided may change based upon year-end information.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles.

At May 31, 2006, the tax character of the $5,477,761 of distributions paid was entirely from ordinary income. During the year ended November 30, 2005, the tax character of the $12,233,207 of distributions paid was also entirely from ordinary income.

At May 31, 2006, the components of net assets (excluding paid-in-capital) on a tax basis were as follows:

Undistributed Tax ordinary Income	$1,418,333

Accumulated capital loss	(4,045,979)

Tax basis unrealized depreciation	(1,918,890)

Total	$(4,546,536)

The differences between book and tax basis unrealized appreciation/(depreciation) is primarily attributable to the mark-to-market of futures and differing treatment of swap interest income (expense) for tax purposes.

Capital Account Reclassification: At May 31, 2006, the Funds undistributed net investment income was increased by $271,464 with an offsetting increase in accumulated net realized loss. These adjustments were primarily the result of current period paydown reclassifications and swap interest income (expense) reclassifications.

Federal Income Tax Basis: The federal income tax basis of the Fund’s investments at May 31, 2006 was $201,393,605. Net unrealized depreciation was $3,337,556 (gross unrealized appreciation — $1,987,224; gross unrealized depreciation — $5,324,780. At May 31, 2006, the Fund had a capital loss carryforward of $4,045,979, of which $1,070,268 expires as of

THE HYPERION STRATEGIC MORTGAGE INCOME FUND, INC.
Notes to Financial Statements – (Unaudited)
May 31, 2006

November 30, 2011, $1,336,845 expires as of November 30, 2013 and $1,638,866 expires as of November 30, 2014, available to offset any future gains, to the extent provided by regulations.

9.     Subsequent Events

Dividend: The Fund’s Board of Directors declared the following regular monthly dividends:

Dividend	Record	Payable
Per Share	Date	Date

$0.090	06/13/06	06/29/06
$0.090	07/18/06	07/27/06

10.     Contractual Obligations

The Fund enters into contracts that contain a variety of indemnification. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

PROXY RESULTS (Unaudited)

During the six months ended May 31, 2006, The Hyperion Strategic Mortgage Income Fund, Inc. shareholders voted on the following proposals at a shareholders’ meeting on April 18, 2006. The description of each proposal and number of shares voted are as follows:

	Shares Voted	Shares Voted	Shares Voted
	For	Against	Abstain

1. To elect to the Fund’s Board of Directors

Robert F. Birch:	9,806,582	0	103,679

	Shares Voted	Shares Voted	Shares Voted
	for	Against	Abstain

2. To elect to the Fund’s Board of Directors

Stuart A. McFarland:	9,798,016	0	112,245

	Shares Voted	Shares Voted	Shares Voted
	For	Against	Abstain

3. To elect to the Fund’s Board of Directors

Louis P. Salvatore:	9,806,755	0	103,506

COMPLIANCE CERTIFICATIONS (Unaudited)

On May 17, 2006, the Fund submitted a CEO annual certification to the New York Stock Exchange (“NYSE”) on which the Fund’s principal executive officer certified that he was not aware, as of that date, of any violation by the Fund of the NYSE’s Corporate Governance listing standards. In addition, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and related SEC rules, the Fund’s principal executive and principal financial officers have made quarterly certifications, included in filings with the SEC on Forms N-CSR and N-Q relating to, among other things, the Fund’s disclosure controls and procedures and internal control over financial reporting, as applicable.

THE HYPERION STRATEGIC MORTGAGE INCOME FUND, INC.
Information Concerning Directors and Officers (Unaudited)

The following tables provide information concerning the directors and officers of The Hyperion Strategic Mortgage Income Fund, Inc. (the “Fund”).

	Position(s) Held with		Number of
	Fund and Term of		Portfolios in Fund
Name, Address	Office and Length of	Principal Occupation(s) During Past 5 Years	Complex Overseen
and Age	Time Served	and Other Directorships Held by Director	by Director

Disinterested Director

Class II Director to serve until 2007 Annual Meeting of Stockholders:

Rodman L. Drake c/o Three World Financial Center, 200 Vesey Street, 10th Floor, New York, New York 10281-1010 Age 63	Chairman Elected December 2003 Director since June 2002, Member of the Audit Committee, Chairman of Nominating and Compensation Committee Elected for Three Year Term	Chairman (since 2003) and Director of several investment companies advised by the Advisor or by its affiliates (1989-Present); Director of Crystal River Capital, Inc. (2005-Present); Director of Celgene Corporation (“CELG”) (April 2006-Present); Director of Student Loan Corporation (“STU”) (2005-Present); General Partner of Resource Capital Fund I, II & III CIP L.P. (1998-Present); Co-founder of Baringo Capital LLC (2002-Present); Director of Jackson Hewitt Tax Services Inc. (“JTX”) (2004-Present); Director of Animal Medical Center (2002-Present); Director and/or Lead Director of Parsons Brinckerhoff, Inc. (1995- Present); Trustee of Excelsior Funds (33) (1994-Present).	4

Disinterested Directors

Class I Directors to serve until 2009 Annual Meeting of Stockholders:

Robert F. Birch c/o Three World Financial Center, 200 Vesey Street, 10th Floor, New York, New York 10281-1010 Age 70	Director since June 2002, Member of the Audit Committee, Member of Nominating and Compensation Committee, Member of Executive Committee Elected for Three Year Term	Director of several investment companies advised by the Advisor or by its affiliates (1998- Present); Director and President of New America High Income Fund (1992-Present); Director of Brandywine Funds (3) (2001 to Present).	4

Stuart A. McFarland c/o Three World Financial Center, 200 Vesey Street, 10th Floor, New York, New York 10281-1010 Age 59	Director since April 2006, Member of the Audit Committee, Member of Nominating and Compensation Committee Elected for Three Year Term	Director of Brandywine Funds (2003-Present); Director of New Castle Investment Corp. (2000-Present); Chairman and Chief Executive Officer of Federal City Bancorp, Inc. (2005- Present); Managing Partner of Federal City Capital Advisors (1997-Present).	2

Interested Director

Class III Director to serve until 2008 Annual Meeting of Stockholders:

Clifford E. Lai* c/o Three World Financial Center, 200 Vesey Street, 10th Floor, New York, New York 10281-1010 Age 53	Director since December 2003, Member of Executive Committee Elected for Three Year Term	Managing Partner (2005-Present), President (1998-Present) and Chief Investment Officer (1993-2002) of the Advisor; President and Director of Crystal River Capital, Inc. (2005- Present); President and Director of several investment companies advised by the Advisor (1995-Present); Co-Chairman (2003-2006) and Board of Managers (1995-2006) of Hyperion-GMAC Capital Advisors, LLC (formerly Lend Lease Hyperion Capital, LLC).	4

THE HYPERION STRATEGIC MORTGAGE INCOME FUND, INC.
Information Concerning Directors and Officers (Unaudited)

	Position(s) Held with		Number of
	Fund and Term of		Portfolios in Fund
Name, Address	Office and Length of	Principal Occupation(s) During Past 5 Years	Complex Overseen
and Age	Time Served	and Other Directorships Held by Director	by Director

Disinterested Director

Class III Director to serve until 2008 Annual Meeting of Stockholders:

Louis P. Salvatore c/o Three World Financial Center, 200 Vesey Street, 10th Floor, New York, New York 10281-1010 Age 59	Director since September 2005, Chairman of the Audit Committee, Member of Compensation and Nominating Committee Elected for Two Year Term	Director of several investment companies advised by the Advisor or by its affiliates (2005- Present); Director of Crystal River Capital, Inc. (2005-Present); Director of Turner Corp. (2003-Present); Director of Jackson Hewitt Tax Services, Inc. (“JTX”) (2004-Present); Director of Professional Services Insurance Company Limited (2002-Present); Employee of Arthur Andersen LLP (2002-Present); Partner of Arthur Andersen LLP (1977-2002).	2

*	Interested person as defined by the Investment Company Act of 1940 (the “1940 Act”) because of affiliations with Hyperion Brookfield Asset Management, Inc., the Fund’s Advisor.

THE HYPERION STRATEGIC MORTGAGE INCOME FUND, INC.
Information Concerning Directors and Officers (Unaudited)

Officers of the Fund

	Position(s)	Term of Office and	Principal Occupation(s)
Name, Address and Age	Held with Fund	Length of Time Served	During Past 5 Years

Clifford E. Lai* c/o Three World Financial Center, 200 Vesey Street, 10th floor, New York, New York 10281-1010 Age 53	President	Elected Annually Since June 2002	Please see “Information Concerning Directors.”

John Dolan* c/o Three World Financial Center, 200 Vesey Street, 10th floor, New York, New York 10281-1010 Age 52	Vice President	Elected Annually Since June 2002	Managing Partner (2005-Present), Chief Investment Strategist (1998-Present) and Chief Investment Officer (2002-Present) of the Advisor; Chief Investment Officer of Crystal River Capital, Inc. (2005-Present); Board of Managers (1995-2006) of Hyperion-GMAC Capital Advisors, LLC (formerly Lend Lease Hyperion Capital, LLC).

Daniel S. Kim* c/o Three World Financial Center, 200 Vesey Street, 10th floor, New York, New York 10281-1010 Age 38	Chief Compliance Officer (“CCO”) & Secretary	Elected Annually CCO Since September 2004 and Secretary Since January 2005	Director, General Counsel and CCO (2004- Present), and Secretary (2005-Present) of the Adviser; Secretary (2005-Present) and CCO (2004-Present) of several investment companies advised by the Advisor; Assistant Secretary of Crystal River Capital, Inc. (2005-Present); Secretary (2005-2006) and CCO (2004-2006) of Hyperion GMAC Capital Advisors, LLC; Vice President, Assistant General Counsel and CCO of Oak Hill Capital Management, Inc. (2001-2004) and Assistant General Counsel of Oak Hill Advisors, LP (2000-2004).

Thomas F. Doodian* c/o Three World Financial Center, 200 Vesey Street, 10th floor, New York, New York 10281-1010 Age 47	Treasurer	Elected Annually Since June 2002	Managing Director, Chief Operating Officer (1998-Present) and Chief Financial Officer (2000-Present) of the Advisor (1995-Present); Treasurer of several investment companies advised by the Advisor (1996-Present); Treasurer of Hyperion GMAC Capital Advisors, LLC (formerly, Lend Lease Hyperion Capital Advisors, LLC) (1996-2006).

*	Interested person as defined by the Investment Company Act of 1940 (the “1940 Act”) because of affiliations with Hyperion Brookfield Asset Management, Inc., the Fund’s Advisor.

The Fund’s Statement of Additional Information includes additional information about the directors and is available, without charge, upon request by calling 1-800-497-3746

DIVIDEND REINVESTMENT PLAN

A Dividend Reinvestment Plan (the “Plan”) is available to shareholders of the Fund pursuant to which they may elect to have all distributions of dividends and capital gains automatically reinvested by American Stock Transfer & Trust Company (the “Plan Agent”) in additional Fund shares. Shareholders who do not participate in the Plan will receive all distributions in cash paid by check mailed directly to the shareholder of record (or if the shares are held in street or other nominee name, then to the nominee) by the Fund’s Custodian, as Dividend Disbursing Agent.

The Plan Agent serves as agent for the shareholders in administering the Plan. After the Fund declares a dividend or determines to make a capital gain distribution, payable in cash, if (1) the market price is lower than net asset value, the participants in the Plan will receive the equivalent in Fund shares valued at the market price determined as of the time of purchase (generally, the payment date of the dividend or distribution); or if (2) the market price of the shares on the payment date of the dividend or distribution is equal to or exceeds their net asset value, participants will be issued Fund shares at the higher of net asset value or 95% of the market price. This discount reflects savings in underwriting and other costs that the Fund otherwise will be required to incur to raise additional capital. If net asset value exceeds the market price of the Fund shares on the payment date or the Fund declares a dividend or other distribution payable only in cash (i.e., if the Board of Directors precludes reinvestment in Fund shares for that purpose), the Plan Agent will, as agent for the participants, receive the cash payment and use it to buy Fund shares in the open market, on the New York Stock Exchange or elsewhere, for the participants’ accounts. If, before the Plan Agent has completed its purchases, the market price exceeds the net asset value of the Fund’s shares, the average per share purchase price paid by the Plan Agent may exceed the net asset value of the Fund’s shares, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. The Fund will not issue shares under the Plan below net asset value.

Participants in the Plan may withdraw from the Plan upon written notice to the Plan Agent. When a participant withdraws from the Plan or upon termination of the Plan by the Fund, certificates for whole shares credited to his or her account under the Plan will be issued and a cash payment will be made for any fraction of a share credited to such account.

There is no charge to participants for reinvesting dividends or capital gain distributions, except for certain brokerage commissions, as described below. The Plan Agent’s fees for handling the reinvestment of dividends and distributions are paid by the Fund. There are no brokerage commissions charged with respect to shares issued directly by the Fund. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent’s open market purchases in connection with the reinvestment of dividends and distributions.

The automatic reinvestment of dividends and distributions will not relieve participants of any federal income tax that may be payable on such dividends or distributions.

A brochure describing the Plan is available from the Plan Agent, by calling 1-212-936-5100.

If you wish to participate in the Plan and your shares are held in your name, you may simply complete and mail the enrollment form in the brochure. If your shares are held in the name of your brokerage firm, bank or other nominee, you should ask them whether or how you can participate in the Plan. Shareholders whose shares are held in the name of a brokerage firm, bank or other nominee and are participating in the Plan may not be able to continue participating in the Plan if they transfer their shares to a different brokerage firm, bank or other nominee, since such shareholders may participate only if permitted by the brokerage firm, bank or other nominee to which their shares are transferred.

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INVESTMENT ADVISOR AND ADMINISTRATOR

HYPERION BROOKFIELD ASSET MANAGEMENT, INC.
Three World Financial Center
200 Vesey Street, 10th Floor
New York, NY 10281-1010
For General Information about the Fund:
1 (800) HYPERION

SUB-ADMINISTRATOR

STATE STREET BANK and TRUST COMPANY
2 Avenue De Lafayette
Lafayette Corporate Center
Boston, Massachusetts 02116

CUSTODIAN AND FUND ACCOUNTING AGENT

STATE STREET BANK and TRUST COMPANY
2 Avenue De Lafayette
Lafayette Corporate Center
Boston, Massachusetts 02116

TRANSFER AGENT

AMERICAN STOCK TRANSFER & TRUST
COMPANY
Investor Relations Department
59 Maiden Lane
New York, NY 10038
For Shareholder Services:
1 (800) 937-5449

INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

BRIGGS, BUNTING & DOUGHERTY, LLP
Two Penn Center, Suite 820
Philadelphia, Pennsylvania 19102

LEGAL COUNSEL

SULLIVAN & WORCESTER LLP
1666 K Street, NW
Washington, D.C. 20006

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that periodically the Fund may purchase its shares in the open market at prevailing market prices.

Quarterly Portfolio Schedule: The Fund will file Form N-Q with the Securities and Exchange Commission for the first and third quarters of each fiscal year. The Fund’s Forms N-Q will be available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1 (800) SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling 1 (800) HYPERION or on the Fund’s website at http://www.hyperionbrookfield.com.

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1 (800) 497-3746 and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Proxy Voting Record

The Fund has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling 1 (800) 497-3746 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

________________________________________________________________________________
Officers & Directors

Rodman L. Drake*
Chairman

Robert F. Birch*
Director

Stuart A. McFarland*
Director

Louis P. Salvatore*
Director

Clifford E. Lai
Director and President

John Dolan
Vice President

Thomas F. Doodian
Treasurer

Daniel Kim
CCO and Secretary

* Audit Committee Members

The financial information included herein is taken from records of the Fund without audit by the Fund’s independent auditors, who do not express an opinion thereon.

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Fund shares.

The Hyperion Strategic Mortgage Income Fund, Inc.

Three World Financial Center
200 Vesey Street, 10th Floor
New York, NY 10281-1010

Item 2. Code of Ethics.
     Not applicable.
Item 3. Audit Committee Financial Expert.
     Not applicable.
Item 4. Principal Accountant Fees and Services.
     Not applicable.
Item 5. Audit Committee of Listed Registrants.
     Not applicable.
Item 6. Schedule of Investments.
     Please see Item 1.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
     Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
     Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
     None.
Item 10. Submission of Matters to a Vote of Security Holders.
     None.

Item 11. Controls and Procedures.
(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s Disclosure Controls and Procedures are effective, based on their evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-CSR.
(b) As of the date of filing this Form N-CSR, the Registrant’s principal executive officer and principal financial officer are aware of no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected or is reasonably likely to materially affect the Registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1) None.
     (2) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached as an exhibit to this Form N-CSR.
     (3) None.
(b) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached as an exhibit to this Form N-CSR.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
     THE HYPERION STRATEGIC MORTGAGE INCOME FUND, INC.

By:	/s/ Clifford E. Lai
Clifford E. Lai
Principal Executive Officer
Date: July    25   , 2006
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Clifford E. Lai
Clifford E. Lai
Principal Executive Officer
Date: July    25   , 2006

By:	/s/ Thomas F. Doodian
Thomas F. Doodian
Treasurer and Principal Financial Officer
Date: July    25   , 2006